Inventory	12 Months Ended
Dec. 31, 2023
Inventory
Inventory

5. Inventory

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	92	41,373
Work in process	—	11,545
Finished goods	44	52,713
Merchandise	10,188	6,478
Less: inventory write-down	(9,273)	(5,579)
Total	1,051	106,530

Inventory write-downs recognized in cost of revenues for the years ended December 31, 2021, 2022 and 2023 were nil, RMB9,273 and RMB12 respectively.